Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 246,514	$ 64,485		$ 85,633	$ 6,648
Restricted cash, current		364		304	0
Restricted cash and cash equivalents, non-current	2,700	2,690		1,916	1,367
Restricted cash and cash equivalents, current and non-current	3,054	3,054
Total cash, cash equivalents and restricted cash and cash equivalents	$ 249,568	$ 67,539	$ 73,293	$ 87,853	$ 8,015	$ 13,551